Portfolio of investments—December 31, 2021 (unaudited)

	Shares	Value
Common stocks: 99.36%
Communication services: 5.61%
Diversified telecommunication services: 2.62%
Verizon Communications Incorporated	235,998	$ 12,262,456
Media: 2.99%
Comcast Corporation Class A	277,527	13,967,934
Consumer discretionary: 1.63%
Specialty retail: 1.63%
The Home Depot Incorporated	18,381	7,628,299
Consumer staples: 0.51%
Food & staples retailing: 0.51%
Walmart Incorporated	16,335	2,363,511
Financials: 1.35%
Banks: 1.35%
JPMorgan Chase & Company	39,772	6,297,896
Health care: 3.09%
Biotechnology: 1.50%
Amgen Incorporated	31,093	6,994,992
Health care providers & services: 1.59%
UnitedHealth Group Incorporated	14,830	7,446,736
Information technology: 8.33%
Communications equipment: 3.72%
Cisco Systems Incorporated	274,509	17,395,635
IT services: 4.61%
MasterCard Incorporated Class A	20,588	7,397,680
Visa Incorporated Class A	65,183	14,125,808
		21,523,488
Real estate: 3.53%
Equity REITs: 3.53%
American Tower Corporation	56,398	16,496,415
Utilities: 75.31%
Electric utilities: 44.93%
Alliant Energy Corporation	100,158	6,156,712
American Electric Power Company Incorporated	210,292	18,709,679
Duke Energy Corporation	217,240	22,788,476
Entergy Corporation	77,022	8,676,528
Evergy Incorporated	113,357	7,777,424
Eversource Energy	126,952	11,550,093
Exelon Corporation	404,591	23,369,176
FirstEnergy Corporation	205,868	8,562,050
NextEra Energy Incorporated	711,832	66,456,638
See accompanying notes to portfolio of investments

Allspring Utility and Telecommunications Fund  |  1

Portfolio of investments—December 31, 2021 (unaudited)

	Shares	Value
Electric utilities (continued)
The Southern Company	287,721	$ 19,731,906
Xcel Energy Incorporated	238,866	16,171,228
		209,949,910
Gas utilities: 3.15%
Atmos Energy Corporation	97,312	10,195,378
ONE Gas Incorporated	58,135	4,510,695
		14,706,073
Multi-utilities: 24.51%
Ameren Corporation	133,679	11,898,768
CenterPoint Energy Incorporated	361,174	10,080,366
CMS Energy Corporation	208,002	13,530,530
Dominion Energy Incorporated	307,461	24,154,136
DTE Energy Company	103,797	12,407,893
Public Service Enterprise Group Incorporated	158,388	10,569,231
Sempra Energy	131,761	17,429,345
WEC Energy Group Incorporated	149,041	14,467,410
		114,537,679
Water utilities: 2.72%
American Water Works Company Incorporated	67,273	12,705,179
Total Common stocks (Cost $288,987,062)		464,276,203

		Yield
Short-term investments: 0.66%
Investment companies: 0.66%
Allspring Government Money Market Fund Select Class ♠∞		0.03%	3,069,683	3,069,683
Total Short-term investments (Cost $3,069,683)				3,069,683
Total investments in securities (Cost $292,056,745)	100.02%			467,345,886
Other assets and liabilities, net	(0.02)			(87,014)
Total net assets	100.00%			$467,258,872

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
See accompanying notes to portfolio of investments

2  |  Allspring Utility and Telecommunications Fund

Portfolio of investments—December 31, 2021 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$5,837,687	$28,187,500	$(30,955,504)	$0	$0	$3,069,683	3,069,683	$1,475
See accompanying notes to portfolio of investments

Allspring Utility and Telecommunications Fund  |  3

Notes to portfolio of investments—December 31, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$26,230,390	$0	$0	$26,230,390
Consumer discretionary	7,628,299	0	0	7,628,299
Consumer staples	2,363,511	0	0	2,363,511
Financials	6,297,896	0	0	6,297,896
Health care	14,441,728	0	0	14,441,728
Information technology	38,919,123	0	0	38,919,123
Real estate	16,496,415	0	0	16,496,415
Utilities	351,898,841	0	0	351,898,841
Short-term investments
Investment companies	3,069,683	0	0	3,069,683
Total assets	$467,345,886	$0	$0	$467,345,886
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.

4  |  Allspring Utility and Telecommunications Fund

Notes to portfolio of investments—December 31, 2021 (unaudited)

For the nine months ended December 31, 2021, the Fund did not have any transfers into/out of Level 3.

Allspring Utility and Telecommunications Fund  |  5